Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Interest Rate	8.00%
Convertible Notes Payable, Noncurrent	$ 584,000	$ 100,000	$ 1,232,857
Collateral		Less: unamortized debt discount
Convertible Notes Payable, Noncurrent			(404,513)
Collateral		Convertible notes payable – net
Convertible Notes Payable, Noncurrent		$ 100,000	828,344
Notes Issued in October 2022 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date		April 2024
Interest Rate	8.00%	0.00%
Collateral		Unsecured
Convertible Notes Payable, Noncurrent	$ 100,000	$ 100,000	440,000
Notes Issued in November 2022 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date		November 2023
Interest Rate	8.00%	0.00%
Collateral		Unsecured
Convertible Notes Payable, Noncurrent	$ 150,000		200,000
Notes Issued in December 2022 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date		April 2024
Interest Rate	8.00%	0.00%
Collateral		Unsecured
Convertible Notes Payable, Noncurrent	$ 50,000		592,857
Notes Issued in October 2023 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date		October 2024
Interest Rate	8.00%	8.00%
Collateral		Unsecured
Convertible Notes Payable, Noncurrent	$ 50,000	$ 100,000